CONVERTIBLE NOTES - Liability Component (Details)	Sep. 30, 2023 USD ($)
CONVERTIBLE NOTES
Principal outstanding	$ 3,947,080
Convertible Notes 2023
CONVERTIBLE NOTES
Principal outstanding	3,947,080
Interest on Convertible notes	64,144
Net carrying value	$ 4,011,224